Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of December 31,
	2022	2021
ASSETS
Current assets:
Cash	$169,549	$9,838
Deferred offering costs	-	-
Prepaid expenses and other current assets	-	103,790
Other receivable – related party	-	4,221,549
Due from VIE	3,155,488	-
Non-current assets
Investment in subsidiaries and VIE	40,048,067	35,584,716

Total assets	$43,373,104	$39,919,893

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	236,442
Due to related parties	31,381	$-

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 34,124,565 and 25,677,965 issued and outstanding at December 31, 2022 and 2021, respectively	3,413	2,568
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2022 and 2021	75	75
Additional paid-in capital	52,557,552	40,827,231
Statutory reserve	394,541	394,541
Retained earnings	(14,572,425)	(3,036,045)
Accumulated other comprehensive income	(950,720)	1,495,081
Total stockholders’ equity	37,432,436	39,683,451

Total liabilities and stockholders’ equity	$43,373,104	$39,919,893

Schedule of parent company statements of income and comprehensive income
	For the Years Ended December 31,
	2022	2021	2020

GENERAL AND ADMINISTRATIVE EXPENSES	$(2,926,245)	$(1,937,800)	$(990,029)
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(8,605,535)	(4,451,276)	4,576,721

NET INCOME (LOSS)	(11,531,781)	(6,389,076)	3,586,692
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(2,446,705)	671,219	783,406
COMPREHENSIVE INCOME (LOSS)	$(13,978,486)	$(5,717,857)	$4,370,098

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(11,531,781)	$(6,389,076)	$3,586,692
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	1,847,926	971,200	-
Prepaid expenses and other current assets	103,790	188,211	-
Equity in losses (earnings) of subsidiaries and VIE	8,605,535	4,451,276	(4,576,721)
Net cash used in operating activities	(974,530)	(778,389)	(990,029)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	829,619	(3,993,808)	-
Investment in subsidiaries and VIE	(9,610,000)	(24,330,000)	-
Net cash used in investing activities	(8,780,381)	(28,323,808)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	-	-	(292,000)
Issuance of Ordinary Shares	9,883,241	-	4,700,000
Net proceeds from the Initial Public Offering	-	25,685,364	-
Repayment of related party loans	-	(1,175,572)	-
Proceeds from related party loans	31,381	-	1,184,272
Net cash provided by financing activities	9,914,622	24,509,792	5,592,272

CHANGES IN CASH	159,711	(4,592,405)	4,602,243

CASH, beginning of year	9,838	4,602,243	-

CASH, end of year	$169,549	$9,838	$4,602,243